PowerShares by Invesco 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

March 14, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares Actively Managed Exchange-Traded Fund Trust

CIK No. 0001418144

Ladies and Gentlemen:

On behalf of PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated February 28, 2018, as supplemented March 9, 2018, relating to PowerShares Active U.S. Real Estate Fund and filed pursuant to Rule 497(e) under the Securities Act.

The purpose of this filing is to submit the data in XBRL format for PowerShares Active U.S. Real Estate Fund.

Very truly yours,

PowerShares Actively Managed Exchange-Traded Fund Trust

/s/ Abigail Murray

Abigail Murray
Senior Counsel
Invesco PowerShares Capital Management LLC

800 983 0903     powershares.com     @PowerShares